The Company and Summary of Significant Accounting Policies - Narrative (Details)							1 Months Ended	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended				14 Months Ended
	Oct. 23, 2025	Oct. 03, 2025 USD ($) $ / shares shares	Aug. 19, 2025 $ / shares	Apr. 24, 2025 USD ($) $ / shares shares	Feb. 26, 2025 USD ($) $ / shares shares	Mar. 04, 2024 shares	Nov. 30, 2022 $ / shares shares	Mar. 31, 2027 USD ($)	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) component	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) component $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 26, 2025 USD ($) shares	Aug. 21, 2025	May 12, 2025 USD ($) $ / shares	Nov. 22, 2024 $ / shares	Nov. 12, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Business combination, exchange ratio						34.27%
Class of warrant or right, purchase price of warrants or rights ( in dollars per share) | $ / shares																								$ 2.922
Accumulated deficit										$ 51,635,448		$ 28,452,605	$ 18,398,735	$ 24,833,111	$ 51,635,448	$ 28,452,605			$ 31,940,527	$ 17,770,145	$ 17,770,145
Net loss										$ 4,557,406	$ 8,984,880	3,619,494	628,590	$ 1,877,464	19,694,921	5,496,958			8,984,880	6,098,951
Net cash used in operating activities											$ 10,033,477				$ 5,857,572	8,806,402			$ 10,033,477	$ 2,651,143
Payment term range, cash in advance, duration										30 days					30 days				30 days
Number of components | component											600				600
Number of dependent components | component											5				5
Preferred stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001							$ 0.0001					$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Revenue										$ 4,192,101	$ 4,878,665	$ 955,970	$ 40,355		$ 10,649,930	$ 4,032,168			$ 4,878,665	$ 40,355
Private Placement
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				261,644			114,235						29,844								55,975
Shares issued (in shares) | shares				523,286
Sale of stock, price per share (in dollars per share) | $ / shares				$ 1.911			$ 35.01
Consideration received on transaction				$ 500,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares				$ 2.16
Minimum
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio			2
Maximum
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio			20
Subsequent Event
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio	3
Subsequent Event | Private Placement
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		2,232,243
Sale of stock, price per share (in dollars per share) | $ / shares		$ 4.50
Consideration received on transaction		$ 18,180,655
Subsequent Event | Private Placement | Pre-Funded Warrant
Property, Plant and Equipment [Line Items]
Class of warrant or right, purchase price of warrants or rights ( in dollars per share) | $ / shares		$ 4.4997
Subsequent Event | Private Placement | Subscription Warrant
Property, Plant and Equipment [Line Items]
Warrants and rights outstanding, term		5 years
Shares issued (in shares) | shares		4,040,272
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 4.50
Subsequent Event | Private Placement | Pre-Funded Warrant
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		5,424,083
Shares issued (in shares) | shares		1,808,055
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 0.0003
Subsequent Event | Minimum
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio			2
Subsequent Event | Maximum
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio			20
Related Party | Forecast
Property, Plant and Equipment [Line Items]
Proceed from minimum order quantity, distribution amount								$ 27,000,000	$ 18,000,000								$ 27,000,000	$ 18,000,000
Private Investment Public Entity Agreement | Related Party
Property, Plant and Equipment [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																								$ 3.36	$ 2.016
Common stock, value, subscriptions, total																								$ 200,000		$ 2,560,000
Yorkville
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares						333,334
Yorkville | Yorkville Warrant
Property, Plant and Equipment [Line Items]
Shares issued (in shares) | shares					5,000,071
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 1.20
Gulf Medical Co. | Distribution
Property, Plant and Equipment [Line Items]
Distribution, Term Of Contract																							3 years
Gulf Medical Co. | Forecast | Minimum | Distribution
Property, Plant and Equipment [Line Items]
Revenue																	11,200,000
Gulf Medical Co. | Forecast | Maximum | Distribution
Property, Plant and Equipment [Line Items]
Revenue																	$ 12,300,000
Lynrock Lake Term Loan
Property, Plant and Equipment [Line Items]
Debt instrument, face amount					$ 10,100,000
Proceeds from convertible debt				$ 500,000	$ 5,400,000
Liquidation, operating plan, duration					12 months
Lynrock Lake Term Loan | Credit Agreement
Property, Plant and Equipment [Line Items]
Debt instrument, face amount					$ 250,000																	$ 15,100,000
Lynrock Lake Term Loan | Subsequent Event
Property, Plant and Equipment [Line Items]
Debt instrument, face amount					10,100,000
Proceeds from convertible debt					$ 5,400,000
Liquidation, operating plan, duration					12 months
Lynrock Lake Term Loan | Yorkville
Property, Plant and Equipment [Line Items]
Repayment of convertible debt					$ 3,000,000
Lynrock Lake Term Loan | Yorkville | Yorkville Warrant
Property, Plant and Equipment [Line Items]
Shares issued (in shares) | shares					5,000,071																	5,000,000.0
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 1.20
Lynrock Lake Term Loan | Yorkville | Subsequent Event
Property, Plant and Equipment [Line Items]
Repayment of convertible debt					$ 3,000,000
Yorkville Pre-paid Advance | Yorkville
Property, Plant and Equipment [Line Items]
Repayment of convertible debt					$ 3,000,000
Yorkville Pre-paid Advance | Yorkville | Subsequent Event
Property, Plant and Equipment [Line Items]
Warrants and rights outstanding, term					5 years
Repayment of convertible debt					$ 3,000,000
Lynrock Lake Term Loan - Tranche B | Credit Agreement
Property, Plant and Equipment [Line Items]
Debt instrument, increase (decrease) face amount																						$ 5,000,000.0